Investments in associates	12 Months Ended
Dec. 31, 2025
Interest In Other Entities [Abstract]
Investments in associates	Investments in associates
The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet. There were no individually material associates to the Group at 31 December 2025.
Summarized financial information for the group’s share of associates is shown below.

			$ million
			bp share
	2025	2024	2023
Sales and other operating revenues	13,374	12,859	11,396
Profit before interest and taxation	1,940	2,389	2,279
Finance costs	32	41	41
Profit (loss) before taxation	1,908	2,348	2,238
Taxation	990	1,264	1,407
Profit (loss) for the year	918	1,084	831
Other comprehensive income	(4)	(9)	(237)
Total comprehensive income	914	1,075	594
Non-current assets	12,089	11,395
Current assets	3,915	4,230
Total assets	16,004	15,625
Current liabilities	2,997	3,009
Non-current liabilities	5,714	4,886
Total liabilities	8,711	7,895
Net assets	7,293	7,730

Group investment in associates
Group share of net assets (as above)	7,293	7,730
Loans made by group companies to associates	32	11
	7,325	7,741
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2025		2024		2023
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	1,034	348	844	148	1,009	368

						$ million
Purchases from associates		2025		2024		2023
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	6,708	2,052	7,034	2,223	5,473	2,607
In the normal course of business, bp enters into various arm’s length transactions with associates including fixed price commitments to sell and to purchase commodities, forward sale and purchase contracts and agency agreements.
The terms of the outstanding balances receivable from associates are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.
The majority of purchases from associates in 2025, 2024 and 2023 relate to crude oil and oil products transactions with Aker BP. Sales to associates are related to various entities.
bp has commitments amounting to $6,993 million (2024 $7,921 million), primarily in relation to contracts with its associates for the purchase of transportation capacity. For information on capital commitments in relation to associates see Note 13.
bp's share of impairment charges taken by associates in 2025 was $265 million (2024 $14 million).